Document and Entity Information	12 Months Ended
Aug. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	Sep 28, 2012
Document Effective Date	Sep 28, 2012
Prospectus Date	Aug 1, 2012

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH DATED AUGUST 1, 2012, OF

WESTERN ASSET SHORT-TERM BOND FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Effective as of the close of business on October 5, 2012, the following text replaces the applicable information in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
	Class A	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	2.25	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A2	Class C (Class R1 prior to August 1, 2012)[2]	Class C1 (Class C prior to August 1, 2012)[2]	Class FI2	Class R2	Class I2	Class IS2
Management fees	0.40	0.40	0.40	0.40	0.40	0.40	0.40
Distribution and service (12b-1) fees	0.25	1.00	0.50	0.25	0.50	None	None
Other expenses	0.17	0.17	0.17	0.26	0.26	0.07	0.08
Total annual fund operating expenses	0.82	1.57	1.07	0.91	1.16	0.47	0.48
Fees waived and/or expenses reimbursed	N/A	—[3]	N/A	(0.06)[3]	(0.06)[3]	—[3]	(0.03)[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.82	1.57	1.07	0.85	1.10	0.47	0.45

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]

Fees and expenses have been restated to reflect a reduction in the fund's management fee and the estimated effect of the reorganization of Western Asset Limited Duration Bond Fund into the fund, effective as of the close of business on October 5, 2012. "Other expenses" for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.60% for Class C (formerly Class R1) shares, 0.85% for Class FI shares, 1.10% for Class R shares, 0.55% for Class I shares and 0.45% for Class IS shares. This arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class's total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

▪	You invest $10,000 in the fund for the time periods indicated

▪	Your investment has a 5% return each year and the fund's operating expenses remain the same

▪	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	307	481	670	1,216
Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	260	496	856	1,868
Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	160	496	856	1,868
Class C1 (Class C prior to August 1, 2012) (with or without redemption at end of period)	109	340	589	1,304
Class FI (with or without redemption at end of period)	87	285	499	1,115
Class R (with or without redemption at end of period)	112	363	633	1,404
Class I (with or without redemption at end of period)	48	151	263	593
Class IS (with or without redemption at end of period)	46	151	266	601

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Supplement [Text Block]	lmpit24_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH DATED AUGUST 1, 2012, OF

WESTERN ASSET SHORT-TERM BOND FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Effective as of the close of business on October 5, 2012, the following text replaces the applicable information in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
	Class A	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	2.25	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A2	Class C (Class R1 prior to August 1, 2012)[2]	Class C1 (Class C prior to August 1, 2012)[2]	Class FI2	Class R2	Class I2	Class IS2
Management fees	0.40	0.40	0.40	0.40	0.40	0.40	0.40
Distribution and service (12b-1) fees	0.25	1.00	0.50	0.25	0.50	None	None
Other expenses	0.17	0.17	0.17	0.26	0.26	0.07	0.08
Total annual fund operating expenses	0.82	1.57	1.07	0.91	1.16	0.47	0.48
Fees waived and/or expenses reimbursed	N/A	—[3]	N/A	(0.06)[3]	(0.06)[3]	—[3]	(0.03)[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.82	1.57	1.07	0.85	1.10	0.47	0.45

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]

Fees and expenses have been restated to reflect a reduction in the fund's management fee and the estimated effect of the reorganization of Western Asset Limited Duration Bond Fund into the fund, effective as of the close of business on October 5, 2012. "Other expenses" for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.60% for Class C (formerly Class R1) shares, 0.85% for Class FI shares, 1.10% for Class R shares, 0.55% for Class I shares and 0.45% for Class IS shares. This arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class's total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

▪	You invest $10,000 in the fund for the time periods indicated

▪	Your investment has a 5% return each year and the fund's operating expenses remain the same

▪	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	307	481	670	1,216
Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	260	496	856	1,868
Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	160	496	856	1,868
Class C1 (Class C prior to August 1, 2012) (with or without redemption at end of period)	109	340	589	1,304
Class FI (with or without redemption at end of period)	87	285	499	1,115
Class R (with or without redemption at end of period)	112	363	633	1,404
Class I (with or without redemption at end of period)	48	151	263	593
Class IS (with or without redemption at end of period)	46	151	266	601

Western Asset Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit24_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH DATED AUGUST 1, 2012, OF

WESTERN ASSET SHORT-TERM BOND FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Effective as of the close of business on October 5, 2012, the following text replaces the applicable information in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
	Class A	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	2.25	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A2	Class C (Class R1 prior to August 1, 2012)[2]	Class C1 (Class C prior to August 1, 2012)[2]	Class FI2	Class R2	Class I2	Class IS2
Management fees	0.40	0.40	0.40	0.40	0.40	0.40	0.40
Distribution and service (12b-1) fees	0.25	1.00	0.50	0.25	0.50	None	None
Other expenses	0.17	0.17	0.17	0.26	0.26	0.07	0.08
Total annual fund operating expenses	0.82	1.57	1.07	0.91	1.16	0.47	0.48
Fees waived and/or expenses reimbursed	N/A	—[3]	N/A	(0.06)[3]	(0.06)[3]	—[3]	(0.03)[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.82	1.57	1.07	0.85	1.10	0.47	0.45

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]

Fees and expenses have been restated to reflect a reduction in the fund's management fee and the estimated effect of the reorganization of Western Asset Limited Duration Bond Fund into the fund, effective as of the close of business on October 5, 2012. "Other expenses" for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.60% for Class C (formerly Class R1) shares, 0.85% for Class FI shares, 1.10% for Class R shares, 0.55% for Class I shares and 0.45% for Class IS shares. This arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class's total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

▪	You invest $10,000 in the fund for the time periods indicated

▪	Your investment has a 5% return each year and the fund's operating expenses remain the same

▪	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	307	481	670	1,216
Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	260	496	856	1,868
Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	160	496	856	1,868
Class C1 (Class C prior to August 1, 2012) (with or without redemption at end of period)	109	340	589	1,304
Class FI (with or without redemption at end of period)	87	285	499	1,115
Class R (with or without redemption at end of period)	112	363	633	1,404
Class I (with or without redemption at end of period)	48	151	263	593
Class IS (with or without redemption at end of period)	46	151	266	601

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Fees and expenses have been restated to reflect a reduction in the fund's management fee and the estimated effect of the reorganization of Western Asset Limited Duration Bond Fund into the fund, effective as of the close of business on October 5, 2012. "Other expenses" for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

▪	You invest $10,000 in the fund for the time periods indicated

▪	Your investment has a 5% return each year and the fund's operating expenses remain the same

▪	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Western Asset Short-Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.40%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.17%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.82%	[3]
1 year	rr_ExpenseExampleYear01	307
3 years	rr_ExpenseExampleYear03	481
5 years	rr_ExpenseExampleYear05	670
10 years	rr_ExpenseExampleYear10	1,216
1 year	rr_ExpenseExampleNoRedemptionYear01	307
3 years	rr_ExpenseExampleNoRedemptionYear03	481
5 years	rr_ExpenseExampleNoRedemptionYear05	670
10 years	rr_ExpenseExampleNoRedemptionYear10	1,216
Western Asset Short-Term Bond Fund | Class C (Class R1 prior to August 1, 2012)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.40%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.17%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3],[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.57%	[3]
1 year	rr_ExpenseExampleYear01	260
3 years	rr_ExpenseExampleYear03	496
5 years	rr_ExpenseExampleYear05	856
10 years	rr_ExpenseExampleYear10	1,868
1 year	rr_ExpenseExampleNoRedemptionYear01	160
3 years	rr_ExpenseExampleNoRedemptionYear03	496
5 years	rr_ExpenseExampleNoRedemptionYear05	856
10 years	rr_ExpenseExampleNoRedemptionYear10	1,868
Western Asset Short-Term Bond Fund | Class C1 (Class C prior to August 1, 2012)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.40%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.17%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.07%	[3]
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	589
10 years	rr_ExpenseExampleYear10	1,304
1 year	rr_ExpenseExampleNoRedemptionYear01	109
3 years	rr_ExpenseExampleNoRedemptionYear03	340
5 years	rr_ExpenseExampleNoRedemptionYear05	589
10 years	rr_ExpenseExampleNoRedemptionYear10	1,304
Western Asset Short-Term Bond Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.40%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	285
5 years	rr_ExpenseExampleYear05	499
10 years	rr_ExpenseExampleYear10	1,115
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	285
5 years	rr_ExpenseExampleNoRedemptionYear05	499
10 years	rr_ExpenseExampleNoRedemptionYear10	1,115
Western Asset Short-Term Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.40%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.10%	[3]
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	363
5 years	rr_ExpenseExampleYear05	633
10 years	rr_ExpenseExampleYear10	1,404
1 year	rr_ExpenseExampleNoRedemptionYear01	112
3 years	rr_ExpenseExampleNoRedemptionYear03	363
5 years	rr_ExpenseExampleNoRedemptionYear05	633
10 years	rr_ExpenseExampleNoRedemptionYear10	1,404
Western Asset Short-Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.40%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	0.07%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.47%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3],[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.47%	[3]
1 year	rr_ExpenseExampleYear01	48
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	263
10 years	rr_ExpenseExampleYear10	593
1 year	rr_ExpenseExampleNoRedemptionYear01	48
3 years	rr_ExpenseExampleNoRedemptionYear03	151
5 years	rr_ExpenseExampleNoRedemptionYear05	263
10 years	rr_ExpenseExampleNoRedemptionYear10	593
Western Asset Short-Term Bond Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.40%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3],[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.45%	[3]
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	266
10 years	rr_ExpenseExampleYear10	601
1 year	rr_ExpenseExampleNoRedemptionYear01	46
3 years	rr_ExpenseExampleNoRedemptionYear03	151
5 years	rr_ExpenseExampleNoRedemptionYear05	266
10 years	rr_ExpenseExampleNoRedemptionYear10	601

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Fees and expenses have been restated to reflect a reduction in the fund's management fee and the estimated effect of the reorganization of Western Asset Limited Duration Bond Fund into the fund, effective as of the close of business on October 5, 2012. "Other expenses" for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.60% for Class C (formerly Class R1) shares, 0.85% for Class FI shares, 1.10% for Class R shares, 0.55% for Class I shares and 0.45% for Class IS shares. This arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class's total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2012